Summary of Significant Accounting Policies - Summary of Changes in Estimated Fair Value of Derivative Liabilities (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Beginning balance - investment in Yima Joint Venture			$ 5,000	$ 8,500
Impairments			(5,000)	(3,500)
Ending balance - investment in Yima Joint Venture				5,000
Derivative liabilities, beginning balance	87	1,964	1,964	2,090
Change in fair value	887	(1,877)	(1,877)	(126)
Derivative liabilities, ending balance	$ 6,284	$ 87	$ 87	$ 1,964